Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Balance (in shares) at Aug. 31, 2013		3,112,147
Balance at Aug. 31, 2013	$ 33,006	$ 30	$ 308,256	$ (696)	$ (274,584)
Common stock issued upon offering, net of costs (shares)		2,875,000
Common stock issued upon offering, net of costs	20,751	$ 29	20,722
Restricted stock issued (in shares)		43,320
Restricted stock issued	$ 4	$ 1	$ 3
Restricted stock cancelled (in shares)		(6,359)
Restricted stock cancelled
Stock compensation expense	$ 3,068		$ 3,068
Net loss	(29,321)				$ (29,321)
Foreign currency translation adjustment	100			$ 100
Unrealized gain on marketable securities	1			1
Balance (in shares) at Aug. 31, 2014		6,024,108
Balance at Aug. 31, 2014	27,609	$ 60	$ 332,049	$ (595)	$ (303,905)
Common stock issued upon offering, net of costs (shares)		2,798,478
Common stock issued upon offering, net of costs	$ 1,138	$ 28	$ 1,110
Restricted stock issued (in shares)		9,125
Restricted stock issued
Restricted stock cancelled (in shares)		(1,011)
Restricted stock cancelled
Stock compensation expense	$ 2,265		$ 2,265
Net loss	(28,156)				$ (28,156)
Foreign currency translation adjustment	1,346			$ 1,346
Unrealized gain on marketable securities	11			11
Balance (in shares) at Aug. 31, 2015		8,830,700
Balance at Aug. 31, 2015	$ 4,213	$ 88	$ 335,424	$ 762	$ (332,061)